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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-08895

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                               VOYA FUNDS TRUST
              (Exact name of registrant as specified in charter)

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                   7337 E. Doubletree Ranch Road, Suite 100
                             Scottsdale, AZ 85258
              (Address of principal executive offices) (Zip code)

       (Name and address of agent for service)      With copies to:

                Joanne F. Osberg, Esq.          Elizabeth J. Reza, Esq.
                Voya Investments, LLC               Ropes & Gray LLP
       7337 E. Doubletree Ranch Road, Suite 100    Prudential Tower,
                 Scottsdale, AZ 85258             800 Boylston Street
                                                   Boston, MA   02199

      Registrant's telephone number, including area code: (800) 992-0180

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      Date of fiscal year end: March 31

      Date of reporting period: July 1, 2022 - June 30, 2023

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Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-08895
Reporting Period: 07/01/2022 - 06/30/2023
Voya Funds Trust


=========================== Voya Floating Rate Fund ============================


CUMULUS MEDIA INC.

Ticker:       CMLS           Security ID:  231082801
Meeting Date: APR 26, 2023   Meeting Type: Annual
Record Date:  MAR 03, 2023

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Mary G. Berner           For       For          Management
1.2   Elect Director Matthew C. Blank         For       For          Management
1.3   Elect Director Thomas H. Castro         For       For          Management
1.4   Elect Director Deborah A. Farrington    For       For          Management
1.5   Elect Director Joan Hogan Gillman       For       For          Management
1.6   Elect Director Andrew W. Hobson         For       For          Management
1.7   Elect Director Brian G. Kushner         For       For          Management
2     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
3     Advisory Vote on Say on Pay Frequency   One Year  One Year     Management
4     Amend Omnibus Stock Plan                For       For          Management
5     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors




============================ Voya GNMA Income Fund =============================


This fund had no proxy voting activity during the reporting period.




====================== Voya Government Money Market Fund =======================


This fund had no proxy voting activity during the reporting period.




========================== Voya High Yield Bond Fund ===========================


This fund had no proxy voting activity during the reporting period.




========================= Voya Intermediate Bond Fund ==========================


This fund had no proxy voting activity during the reporting period.




===================== Voya Short Duration High Income Fund =====================


This fund had no proxy voting activity during the reporting period.




========================== Voya Short Term Bond Fund ===========================


This fund had no proxy voting activity during the reporting period.




=================== Voya Strategic Income Opportunities Fund ===================


This fund had no proxy voting activity during the reporting period.




========================== Voya VACS Series HYB Fund ===========================


This fund had no proxy voting activity during the reporting period.



========== END N-PX REPORT

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VOYA FUNDS TRUST

By:    /s/ Andy Simonoff
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       Andy Simonoff
       President

Date:  August 23, 2023